Net (Loss)/Income Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Net (Loss)/Income Per Share
Schedule of computation of net income per share basic and diluted

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Numerator:
Net (loss)/income from continuing operations attributable to ordinary shareholders of the Company for computing net (loss)/income per ordinary share - basic	(330,873)	435,915	2,008,335
Reversal of accretion upon assumed conversion of preferred shares	—	429,931	(700,795)
Net (loss)/income from continuing operations attributable to ordinary shareholders of the Company for computing net (loss)/income per ordinary share - diluted	(330,873)	865,846	1,307,540
Net (loss)/income from continuing operations attributable to ordinary shareholders of the Company	(330,873)	435,915	2,008,335
Net loss from discontinued operations attributable to ordinary shareholders of the Company	(2,069)	—	—
Net (loss)/income attributable to ordinary shareholders of the Company for computing net (loss)/income per ordinary share - basic	(332,942)	435,915	2,008,335
Reversal of accretion to preferred shares redemption value upon assumed conversion of preferred shares	—	429,931	(700,795)
Net (loss)/income attributable to ordinary shareholders of the Company for computing net (loss)/income per ordinary share - diluted	(332,942)	865,846	1,307,540

Denominator:
Weighted average number of ordinary shares outstanding, basic	70,710,325	100,343,557	216,250,148
Dilutive effect of share options	—	13,571,872	18,643,093
Dilutive effect of restricted shares	—	6,312,426	1,336,873
Dilutive effect of preferred shares	—	151,086,581	49,672,300
Weighted average number of ordinary shares outstanding, diluted	70,710,325	271,314,436	285,902,414
Net (loss)/income per share from continuing operations attributable to ordinary shareholders of the Company, basic	(4.68)	4.34	9.29
Net loss per share from discontinued operations attributable to ordinary shareholders of the Company, basic	(0.03)	—	—
Net (loss)/income per share, basic	(4.71)	4.34	9.29

Net (loss)/income per share from continuing operations attributable to ordinary shareholders of the Company, diluted	(4.68)	3.19	4.57
Net loss per share from discontinued operations attributable to ordinary shareholders of the Company, diluted	(0.03)	—	—
Net (loss)/income per share, diluted	(4.71)	3.19	4.57